Accrued Expenses and Other Accounts Payable (Details) - Schedule of accrued expenses and other accounts payable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses and other accounts payable [Abstract]
Employees and payroll accruals	$ 27,826	$ 28,562
Accrued expenses	8,955	7,086
Government authorities	8,160	5,559
Other	232	639
Accrued expenses and other accounts payable	$ 45,173	$ 41,846